Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Analysis of Accounts Receivable by Component (Detail) $ in Thousands, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of accounts receivable [line items]
Contract assets	$ 30,901,277		$ 29,588,104
Impairment of trade receivables	(41,835,826)		(44,551,735)
Trade and other receivables	209,775,485		215,770,817
Non-current subscribers, distributors and contractual assets	6,928,888	$ 337	7,792,863
Total current subscribers, distributors and contractual assets	202,846,597	$ 9,855	207,977,954
Cost [member] | Receivable from subscribers and distributors [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	157,433,609		168,758,386
Cost [member] | Telecommunications carriers for network interconnection and other services [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	3,968,675		4,914,094
Cost [member] | Recoverable taxes [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	43,734,164		44,557,402
Cost [member] | Sundry debtors [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 15,573,586		$ 12,504,566